Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Liabilities

8. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	December 31,
	2013	2012
Accrued payroll and related	$337	$50
Accrued vacation pay	78	138
Accrued professional fees	522	513
Accrued franchise taxes—Delaware	36	36
Accrued clinical trials	0	735
Other accrued liabilities	542	167

	$1,515	$1,639